LOSS PER SHARE - Additional Information (Detail) - Class A ordinary shares	12 Months Ended
Dec. 31, 2018 shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares used to settle the exercise of share incentive awards	933,007
Number of shares issued to share depository bank which will be used to settle share incentive awards	3,200,000